SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Digital frames in airports [Member]
Products and Services [Line Items]
Gross revenues	$ 152,346	$ 137,342	$ 126,539
Digital TVscreens in airports [Member]
Products and Services [Line Items]
Gross revenues	14,110	13,731	21,937
Digital TV screens on airplanes [Member]
Products and Services [Line Items]
Gross revenues	16,160	26,612	26,734
Traditional media in airports [Member]
Products and Services [Line Items]
Gross revenues	64,845	83,478	73,535
Other revenues in air travel [Member]
Products and Services [Line Items]
Gross revenues	9,183	7,346	6,416
Gas Station Media Network [Member]
Products and Services [Line Items]
Gross revenues	12,726	14,217	12,873
Other Media [Member]
Products and Services [Line Items]
Gross revenues	$ 7,146	$ 10,239	$ 9,787